Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information
Entity Registrant Name	Landmark Infrastructure Partners LP
Entity Central Index Key	0001615346
Document Type	8-K
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY